Cash and Cash Equivalents - Schedule of Time Deposit Maturity Dates and Interest Rates (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Time Deposit Maturity Dates and Interest Rates [Line Items]
Total	$ 193,513	$ 435,545
Maturity One [Member] | TL [Member]
Schedule of Time Deposit Maturity Dates and Interest Rates [Line Items]
Maturity	Jul. 01, 2025
Interest rate %	49.25%
Total	$ 180,835
Maturity Two [Member] | TL [Member]
Schedule of Time Deposit Maturity Dates and Interest Rates [Line Items]
Maturity	Jul. 01, 2025
Interest rate %	49.25%
Total	$ 12,678
Maturity Three [Member] | TL [Member]
Schedule of Time Deposit Maturity Dates and Interest Rates [Line Items]
Maturity		Jan. 24, 2025
Interest rate %		49.25%
Total		$ 172,410
Maturity Four [Member] | TL [Member]
Schedule of Time Deposit Maturity Dates and Interest Rates [Line Items]
Maturity		Jan. 01, 2025
Interest rate %		30.00%
Total		$ 4,380
Maturity Five [Member] | TL [Member]
Schedule of Time Deposit Maturity Dates and Interest Rates [Line Items]
Maturity		Jan. 01, 2025
Interest rate %		40.00%
Total		$ 39,910
Maturity Six [Member] | TL [Member]
Schedule of Time Deposit Maturity Dates and Interest Rates [Line Items]
Maturity		Jan. 01, 2025
Interest rate %		40.00%
Total		$ 218,845